Filed Pursuant to Rule 497(e)
1933 Act File No. 333-86348
1940 Act File No. 811-21079

Hatteras Alternative Mutual Funds Trust
Hatteras Alpha Hedged Strategies Fund
Hatteras Long/Short Equity Fund
Hatteras Long/Short Debt Fund
Hatteras Managed Futures Strategies Fund
Hatteras Alternative Multi-Manager Fund

July 20, 2016

EXPLANATORY NOTE

On behalf of the Hatteras Alpha Hedged Strategies Fund, Hatteras Long/Short Equity Fund, Hatteras Long/Short Debt Fund, Hatteras Managed Futures Strategies Fund and Hatteras Alternative Multi-Manager Fund, each a series of Hatteras Alternative Mutual Funds Trust (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N‑1A.  The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on July 1, 2016; such form of Supplement (Accession Number 0000894189-16-010288) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE